Deferred Income Taxes - Summary of Movement in Deferred Income Tax Accounts (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Movement In Deferred Income Tax Accounts [line items]
Beginning of financial year	$ 2,038
Beginning of financial year	9,072	$ 6,948
Credited to profit or loss	(1,344)	2,101
Overprovision of deferred income tax in prior financial year 1	1,264	(7)	$ 0
End of financial year	7,650	9,072	6,948
End of financial year	4,981	2,038
Noncurrent Deferred Income Liabilities [member]
Disclosure Of Movement In Deferred Income Tax Accounts [line items]
Beginning of financial year	2,038	2,375
Currency revaluation adjustments	(96)	(101)
Acquisition of subsidiaries	0	163
Credited to profit or loss	1,775	(392)
Overprovision of deferred income tax in prior financial year 1	1,264	(7)
End of financial year	$ 4,981	$ 2,038	$ 2,375